Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Amounts due from/due to related parties

As of December 31, 2017 and September 30, 2018, amounts due from/due to related parties were as follows:

	As of December 31,	As of September 30,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Ctrip(i)	137	158	23
Du Xiaoman(iii)	—	22,642	3,297
Other related parties(ii)	31	521	76

Total	168	23,321	3,396

Amounts due from related parties, non-current:
Du Xiaoman(iii)	—	1,982	288
Other related parties	9	12	2

Total	9	1,994	290

Amounts due to related parties, current:
Du Xiaoman(iv)	—	223	33
Ctrip(vi)	122	140	20
Other related parties(vii)	31	510	74

Total	153	873	127

Amounts due to related parties, non-current:
Du Xiaoman(v)	—	2,341	341
Other related parties(viii)	—	667	97

Total	—	3,008	438

(i)	The balances mainly represent amounts arising from services the Company provided to Ctrip in the ordinary course of business.
(ii)

The balances represent amounts arising from services the Company provided to its equity method investees (excluding Ctrip and Du Xiaoman) and cost method investees in the ordinary course of business, and a short-term interest-bearing loan provided to a cost method investee.

(iii)	The balance represents amounts due from Du Xiaoman for unsettled payments relating to the disposal and short-term interest-bearing loans due from Du Xiaoman.
(iv)	The balance represents mainly deferred revenue relating to future services to be provided.
(v)	The balance represents mainly an interest-bearing loan provided by Du Xiaoman.
(vi)	The balances mainly represent amounts arising from services provided by Ctrip in the ordinary course of business.

(vii)

The balances represent amounts arising from services provided by the Company’s equity method investees other than Ctrip and Du Xiaoman and cost method investees in the ordinary course of business, and a short-term interest-bearing loan provided by a cost method investee to the Company.

(viii)	The balance represents mainly deferred revenue relating to the future services to be provided by the Company to an equity method investee.